Contractual Obligations, Commitments and Contingencies - Summary of Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Guarantees [Abstract]
Guarantees issued in favor of clients (guarantees issued by the Company to mainly support bids made at the subsidiaries level)	$ 403.1	$ 534.4	$ 562.3
Other guarantees and commitments issued (guarantees issued by the Company on behalf of subsidiaries and affiliated companies in favor of customs or other governmental administrations)	111.8	203.1	197.3
Guarantees issued in favor of banks (mainly to support credit facilities)	22.3		23.2
Total	$ 537.2	$ 737.5	$ 782.8